CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2022	2021
Cash	$54,340	$81,370
Cash equivalents	455,183	417,919

Total c ash and cash equivalents	509,523	499,289
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$509,653	$499,419